Earnings Per Common Share	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Earnings Per Common Share
EARNINGS PER COMMON SHARE

Earnings per common share ("EPS") is based on the weighted average number of common shares outstanding. Diluted EPS reflects the treasury stock method for options and the "if-converted" method for convertible securities.

	2018			2017
	Net Earnings	Weighted		Net Earnings	Weighted
	to Common	Average		to Common	Average
	Shareholders	Shares		Shareholders	Shares
	($ millions)	(# millions)	EPS	($ millions)	(# millions)	EPS
Quarter Ended June 30
Basic EPS	240	423.8	$0.57	257	416.8	$0.62
Potential dilutive effect of stock options	—	0.5		—	0.6
Diluted EPS	240	424.3	$0.57	257	417.4	$0.62
Year-to-Date June 30
Basic EPS	563	422.9	$1.33	551	411.5	$1.34
Potential dilutive effect of stock options	—	0.5		—	0.6
Diluted EPS	563	423.4	$1.33	551	412.1	$1.34